Warrants (Schedule of Weighted Average Assumptions) (Details) - Years	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	2.02%	2.70%
Expected volatility	77.00%	98.00%
Expected life (years)	4.2	4.4
Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	1.84%	2.70%
Expected volatility	68.00%	72.00%
Expected dividend yield
Expected life (years)	2	2